Share-based payments	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Share-based payments
Share-based payments

16. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted a total of 1,917,526 stock options at exercise prices varying between $2.78 and $16.29 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three and nine months ended May 31, 2023 amounts to $628,923,139 and $1,052,090 respectively [May 31, 2022 – $367,054 and $2,545,720 respectively]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on public companies with characteristics similar to the Company.

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant date	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
November 24, 2020	5.68	5.72	75	3.6	4
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	5.68	5.72	75	3.6	3
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5
November 30, 2022	6.09	6.09	107	3.1	5
December 1, 2022	5.83	5.83	107	3.0	5
March 22, 2023	5.76	5.14	75	3.6	2
March 25, 2023	5.77	5.23	75	3.6	3
March 25, 2023	5.77	5.23	75	3.6	4
April 20, 2023	5.79	5.27	75	3.6	5

The following tables summarize information regarding the option grants outstanding as at May 31, 2023:

		Weighted
		average
	Number of	exercise
	options	price
	#	$
Balance at August 31, 2021	1,659,121	9.95
Granted	152,500	6.70
Forfeited	(102,500)	13.59
Exercised	(2,703)	3.70
Balance at August 31, 2022	1,706,418	9.45
Granted	160,500	5.84
Forfeited /cancelled	(372,253)	13.09
Stock options modifications	(322,000)	11.75
Exercised	(5,057)	3.70
Balance at May 31, 2023	1,167,608	5.11

On March 25, 2023, 425,000 options previously granted to directors and officers of the Company with exercise price ranging from U.S. $7.42 ($8.98) to U.S. $12.50 ($16,29) and five-year term were cancelled and the Company agreed to issue 255,000 stock options with an exercise price of U.S. $4.21 ($5.78). The modification of these stock options granted resulted in an increase in the fair value of the stock options at the date of modification of $129,800, recorded as stock base compensation expense for the three and nine months ended May 31, 2023.

	Number of	Weighted average	Weighted average
Exercise price	options	grant date	remaining	Exercisable
range	outstanding	fair value	contractual life	options
$	#	$	[years]	#
2.78 - 3.70	511,608	2.48	2.16	497,869
5.65 – 5.83	586,000	2.85	4.51	498,300
6.09 – 8.85	35,000	6.05	7.35	25,000
16.29	35,000	9.33	7.50	35,000

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 151,800 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of U.S. $12.50 ($16.53).

On August 5, 2022, the Company granted the underwriter the option to purchase 50,000 Voting Common Shares of the Company for a period of four years from the grant date at an exercise price of U.S. $8.00 ($10.30).

On January 19, 2023, as part of a share subscription [note 15], the Company issued warrants with the option to purchase 554,253 Voting Common Shares of the Company for a period of three years from the grant date at an exercise price of U.S. $4.21 ($5.63).

On February 17, 2023, as part of a share subscription [note 15], the Company issued warrants with the option to purchase 475,059 Voting Common Shares of the Company for a period of three years from the grant date at an exercise price of U.S. $4.21 ($5.67).

On April 19, 2023, as part of a share subscription [note 15], the Company issued warrants with the option to purchase 381,293 Voting Common Shares of the Company for a period of three years from the grant date at an exercise price of U.S. $4.21 ($5.64).

The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on public companies with characteristics similar to the Company.

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant date	$	$	%	%	[years]
August 5, 2022	10.30	7.20	100	2.9	3
January 19, 2023	5.63	5.63	100	3.4	3
February 17, 2023	5.67	6.05	100	4.0	3
April 19, 2023	5.64	5.55	75	3.9	3

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	16.53	151,800	2.25
August 5, 2022	10.30	50,000	2.92
January 19, 2023	5.63	554,253	2.63
February 17, 2023	5.67	475,059	2.72
April 19, 2023	5.64	381,293	2.88

19. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted a total of 1,664,526 stock options at exercise prices varying between $2.78 and $16.29 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the year ended August 31, 2022 amounts to $2,699,481 [2021 – $7,121,444; 2020 - $1,312,071]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on public companies with characteristics similar to the Company.

			Expected	Risk-free
Grant date	Exercise price	Market price	volatility	interest rate	Expected life
	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	8.98	9.06	105	0.8	5
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5

The following tables summarize information regarding the option grants outstanding as at August 31, 2022:

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2020	516,216	3.41
Granted	1,148,310	12.86
Forfeited	(5,405)	3.70
Balance at August 31, 2021	1,659,121	9.95
Granted	152,500	6.70
Forfeited	(102,500)	13.59
Exercised	(2,703)	3.70
Balance at August 31, 2022	1,706,418	9.45

	Number of	Weighted average	Weighted average
	options	grant date	remaining
Exercise price	outstanding	fair value	contractual life	Exercisable
$	#	$	[years]	options
3.70	345,946	2.42	2.75	325,253
2.78	162,162	2.59	2.75	162,162
3.70	10,810	2.69	3.00	7,883
16.29	440,000	9.33	8.25	440,000
15.75	120,000	11.28	3.50	45,000
8.98	500,000	6.91	3.75	500,000
8.85	25,000	6.55	9.25	25,000
5.65	102,500	4.28	4.50	102,500

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 151,800 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of U.S. $12.50 ($16.53).

		Number of	Weighted average
		warrants	remaining
Grant date	Exercise price	outstanding	contractual life
	$	#	[years]
November 23, 2020	16.53	151,800	3.25